Reinsurance - Q3 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Reinsurance [Abstract]
Effects of Reinsurance on Premiums Written and Earned
The following table summarizes the effect of reinsurance on premiums written and earned:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands)
Written:
Direct	$47,823	$45,798	$140,974	$131,696
Assumed	—	—	38	144
Ceded	(14,177)	(26,919)	(23,910)	(77,137)
Net written	$33,646	$18,879	$117,102	$54,703

Earned:
Direct	$46,418	$44,082	$134,405	$125,287
Assumed	10	36	44	111
Ceded	(13,454)	(25,839)	(39,095)	(73,662)
Net earned	$32,974	$18,279	$95,354	$51,736

The following table summarizes the effect of reinsurance on premiums written and earned:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Written:
Direct	$176,865	$158,477	$124,575
Assumed	144	46	692
Ceded	(92,991)	(97,012)	(80,870)
Net written	$84,018	$61,511	$44,397

Earned:
Direct	$170,401	$145,948	$101,717
Assumed	148	340	395
Ceded	(96,227)	(87,292)	(56,990)
Net earned	$74,322	$58,996	$45,122